13. Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Stock-Based Compensation

During the quarter ended  March 31, 2008, shareholders approved  the Viking Systems, Inc. 2008 Equity Incentive Plan (the “2008 Equity Plan”), and the Viking Systems, Inc. 2008 Non-Employee Directors’ Stock Option Plan (the “Directors’ Plan”). In December 2009 and November 2011, the Board of Directors approved amendments to the 2008 Equity Plan to increase the number of shares available under such plan by 2,800,000 shares, and 3,000,000 shares, respectively. The maximum number of shares that may be issued pursuant to the 2008 Equity Plan is 12,520,000 shares plus such number of shares that are issuable pursuant to awards outstanding under the 2004 Stock Incentive Plan as of the effective date of the 2008 Equity Plan and which would have otherwise reverted to the share reserve of the 2004 Stock Incentive Plan. The Company has reserved a total of 1,500,000 shares of its common stock for issuance under the Directors’ Plan. During the year ended December 31, 2011, 1,500,000 options were granted under the 2008 Equity Plan and 600,000 options were granted under the Directors’ Plan. At December 31, 2011, 2,120,000 shares remain available for grant under the 2008 Equity Plan and 562,500 shares remain available under the Directors’ Plan.

The Company measures the cost of employee and director services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee or director is required to provide service in exchange for the award, -the requisite service period. The Company determines the grant-date fair value of employee and director share options using the Black-Scholes option-pricing model.  The Company determines the value of equity instruments issued to non employees in exchange for services to be provided using the fair value of the services or the fair value of the equity instruments issued, whichever is more reliably measurable.

During the year ended December 31, 2011 the Company granted 90,000 shares of restricted stock, under the 2008 Equity Plan, to non employees in exchange for services. The value of the services received for those shares was $24,000 and has been included in stock based compensation expense for the year ended December 31, 2011.

During the year ended December 31, 2011 and 2010, the Company recorded $475,054 and $412,147 respectively, in non-cash stock-based compensation expense. As of December 31, 2011, there was approximately $464,000 in total unrecognized compensation costs related to unvested options, which is expected to be recognized over a weighted average period of approximately 2.4 years.

During the years ended December 31, 2011, 2,100,000 stock options were granted with a weighted average exercise price of $0.26 per share based on the quoted market price on the day of grant. The valuation of stock options granted to employees and directors as determined using the Black-Scholes valuation model was approximately $346,000.  During the year ended December 31, 2011, the estimated fair value of stock options granted to employees and directors using the Black-Scholes valuation model incorporated the following assumptions: volatility of 79% - 84%, expected life of 7 years, risk-free interest rate of 3.3%, and expected dividend yield of 0%. Volatility is based on the historical volatility of the Company's common stock. The expected life of employee stock options is based on the average of the vesting period and contractual life. The risk free interest rate is based on the U.S. Treasury constant maturity rate for the expected life of the stock option.

A summary of stock option activity for the years ended December 31, 2010 and 2011 is as follows:

	Shares	Weighted Average Exercise Price ($)	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Options outstanding December 31, 2009	7,125,420	0.41	$804,590	8.75
Granted	2,087,500	0.27		8.1
Cancelled and expired	(30,000)	28.33
Options outstanding December 31, 2010	9,182,920	0.29	$888,203	7.8
Granted	2,100,000	0.26		9.7
Cancelled or expired	-	-
Options outstanding December 31, 2011	11,282,920	0.29	$757,378	7.4
Options exercisable December 31, 2011	6,999,987	0.34	$423,579	6.7

A summary of non-vested stock option activity for the year ended December 31, 2011 is as follows:

	Shares	Weighted Average Grant Date Fair Value

Non-vested options beginning January 1, 2011	4,784,158	$0.19
Granted	2,100,000	0.26
Vested	(2,601,225)	0.22
Exercised	-
Non-vested options at December 31, 2011	4,282,933	$0.20

Those options exercisable at December 31, 2011 range in price from $0.01 to $25.00.  The weighted average grant date fair value for options granted for during 2011 and 2010 was $0.26 and $0.27, respectively.